INVESTMENTS IN OPERATING PARTNERSHIPS - Operating Partnerships within the Fund (Details) - item	Mar. 31, 2020	Mar. 31, 2019
Number Of Operating Partnerships
Number Of Operating Partnerships	68	127
Series Twenty [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty One [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Two [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Three [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Four [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	4
Series Twenty Five [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Six [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	3	8
Series Twenty Seven [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	3
Series Twenty Eight [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	4
Series Twenty Nine [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	5	5
Series Thirty [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty One [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	1
Series Thirty Two [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	3	5
Series Thirty Three [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	2	3
Series Thirty Four [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	2	4
Series Thirty Five [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	2
Series Thirty Six [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	2
Series Thirty Seven [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty Eight [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	3
Series Thirty Nine [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Forty [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	7
Series Forty One [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	8	11
Series Forty Two [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	6	9
Series Forty Three [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	11	13
Series Forty Four [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	3	7
Series Forty Five [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	13	22
Series Forty Six [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	12	14